Commitments and Contingencies - Lease (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2018
Capital Leased Assets [Line Items]
Debt extinguishment cost	$ 726
Rent expense		$ 1,224	$ 820	$ 675
Equipment financing loan
Capital Leased Assets [Line Items]
Debt Face Amount	$ 1,226
Leased Machinery and equipment
Capital Leased Assets [Line Items]
Capital Lease Obligations					$ 1,863
Implicit interest rate					6.60%
Leased Vehicles | Minimum
Capital Leased Assets [Line Items]
Implicit interest rate		3.90%
Period of leases		60 months
Leased Vehicles | Maximum
Capital Leased Assets [Line Items]
Implicit interest rate		12.60%
Period of leases		72 months